FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 10,964,000	$ (69,269,000)	$ (127,410,000)	$ 5,919,000	$ (143,874,000)	$ (219,835,000)
Exchange rate	1.3544	1.0000	19.3615				1.2678	1.0000	20.5835
Equivalent US dollars	$ 8,095,000			4,669,000			$ 4,669,000	$ 4,669,000	$ 4,669,000	$ (69,269,000)	$ (6,581,000)	$ (143,874,000)	$ (10,680,000)
Trade payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(337,000)	$ (6,104,000)	$ (87,298,000)	(128,000)	(2,642,000)	(66,350,000)
Lease obligations
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(1,323,000)	(1,103,000)	(21,158,000)	(74,000)	(520,000)	(16,935,000)
Camino Rojo project loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency					(113,260,000)
Newmont loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency						(211,881,000)
Fresnillo obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(22,800,000)			(37,800,000)
Accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(2,972,000)	(4,447,000)	(25,679,000)	(1,637,000)	(2,226,000)	(44,070,000)
Credit Facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(122,995,000)
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	15,498,000	84,771,000	1,250,000	7,583,000	12,061,000	50,923,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	28,000	29,000	$ 5,475,000	20,000	4,000	5,733,000
Restricted funds
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 70,000	$ 3,380,000		$ 155,000	$ 509,000	$ 62,745,000